Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7.  Income Taxes

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
U.S.
Current	$2,022	$3,032	$719
Deferred	1,549	2,882	5,432
Foreign
Current	341	476	291
Withholding	3,089	3,103	3,830
Deferred	14	4	108
Total provision	$7,015	$9,497	$10,380

During the years ended December 31, 2015, 2014 and 2013, income before taxes from U.S. operations was $17.7 million, $26.2 million and $29.6 million, respectively, and income before taxes from foreign operations was $1.7 million, $1.8 million and $1.7 million, respectively.

The income tax provision differs from the amount estimated by applying the statutory federal income tax rate (35%) for the following reasons (in thousands):

	Year Ended December 31,
	2015	2014	2013
Federal statutory tax provision	$6,798	$9,786	$10,958
State tax provision	465	56	581
Stock compensation expense	677	540	393
Tax credits	(4,166)	(3,924)	(5,424)
Foreign tax, net	3,111	3,170	3,884
Change in valuation allowance	—	—	—
Other	130	(131)	(12)
Tax provision	$7,015	$9,497	$10,380

As of December 31, 2015, the Company had Federal and California net operating loss carry-forwards (“NOLs”) of approximately $3.6 million and $8.4 million. The Federal and California NOLs begin expiring after 2019 and 2016, respectively.

The Company’s 2012 tax provision did not include the benefit of the 2012 federal R&D credit. On January 2, 2013, the President of the United States signed into law The American Taxpayer Relief Act of 2012. Under prior U.S. law, a taxpayer was entitled to a research tax credit for qualifying amounts paid or incurred on or before December 31, 2011. The 2012 Taxpayer Relief Act extended the research tax credit for two years to December 31, 2013. The extension of the research tax credit was retroactive to January 1, 2012 and included amounts paid or incurred after December 31, 2011. As of December 31, 2015, the Company had federal and state research and experimental and other tax credit (“R&D credits”) carry-forwards of approximately $9.4 million and $13.6 million, respectively. The federal credits begin to expire after 2025, while the California credits have no expiration. The extent to which the federal and state credit carry forwards can be used to offset future tax liabilities, respectively, may be limited, depending on the extent of ownership changes within any three-year period as provided in the Tax Reform Act of 1986 and the California Conformity Act of 1987.

The Company assesses its deferred tax assets for recoverability on a regular basis, and where applicable, a valuation allowance is recorded to reduce the total deferred tax asset to an amount that will, more likely than not, be realized in the future. As of December 31, 2015 and 2014, we believe that most of our deferred tax assets are “more-likely-than not” to be realized with the exception of California R&D tax credits that have not met the “more-likely-than not” realization threshold criteria because on an annual basis and pursuant to current law, we generate more California credits than California tax. As a result, at December 31, 2015 and 2014, the excess credits of $6.0 million and $5.4 million, respectively continued to be subject to a full valuation allowance. In addition, the Company acquired Syntricity on July 17, 2015. Syntricity had approximately $0.2 million of California NOL tax credits on the date of acquisition. The Company evaluated positive and negative evidence and concluded that it was more likely than not that the California NOL would not be fully realizable. As a result of management’s evaluation, the Company recorded full valuation allowance against this deferred tax assets. The Company will continue to review its deferred tax assets in accordance with the applicable accounting standards. Net deferred tax assets balance as of December 31, 2015 and 2014 was $10.3 million and $11.3 million, respectively.

The Company early adopted
ASU 2015-17, “Balance Sheet Classification of Deferred Taxes.” as of December 31, 2015 using the prospective method and classified all deferred tax assets and liabilities as non-current in the accompanying balance sheet. The balance as of December 31, 2015 consists of $10.3 million net deferred tax assets-long-term portion.
The balance as of December 31, 2014 consists of $3.3 million net deferred tax assets-current portion and $8.0 million net deferred tax assets-long-term portion.

Tax attributes related to stock option windfall deductions are not recorded until they result in a reduction of cash tax payable. Federal tax credits and state net operating losses from windfall deductions were excluded from the deferred tax asset balance as of December 31, 2015. As of December 31, 2015, the benefit of the federal credits and state net operating loss deferred tax assets of $4.8 million and $63,000, respectively, will be recorded to additional paid-in capital when they reduce cash taxes payable. As of December 31, 2014, the excluded windfall deductions for federal and state purposes were $5.1 million and $66,000, respectively.

The components of the net deferred tax assets are comprised of (in thousands):

	December 31,
	2015	2014
Deferred tax assets

Net operating loss carry forward	$1,895	$533
Research and development and other credit carry forward	5,995	5,438
Foreign tax credit carry forward	—	1
Accruals deductible in different periods	3,046	3,021
Intangible assets	3,078	5,555
Stock-based compensation	2,474	2,861
Valuation allowance	(6,205)	(5,433)
Subtotal	$10,283	$11,976

Deferred tax liabilities

Fixed assets	10	(632)
Net Deferred tax assets	$10,293	$11,344

In accordance with the provisions of the accounting standard relating to accounting for uncertain tax positions, the Company classifies its liabilities for income tax exposures as long-term. The Company includes interest and penalties related to unrecognized tax benefits within the Company’s income tax provision. As of December 31, 2015 and 2014, the Company had accrued interest and penalties related to unrecognized tax benefits of $495,000 and $467,000, respectively.  In the years ended December 31, 2015, 2014 and 2013, the Company recognized charges (credits) for interest and penalties related to unrecognized tax benefits in the consolidated statements of operations of $28,000, $1,000 and $39,000, respectively.

The Company’s total amount of unrecognized tax benefits, excluding interest and penalties, as of December 31, 2015 was $11.0 million, of which $6.5 million, if recognized, would impact the Company’s effective tax rate. The Company’s total amount of unrecognized tax benefits, excluding interest and penalties, as of December 31, 2014 was $10.4 million, of which $6.3 million, if recognized, would affect the Company's effective tax rate. As of December 31, 2015, the Company has recorded unrecognized tax benefits of $2.5 million, including interest and penalties, as long-term income taxes payable in its consolidated balance sheet. The remaining $8.9 million has been recorded net of our deferred tax assets, of which $4.4 million is subject to a full valuation allowance. The Company does not expect the change in unrecognized tax benefits over the next twelve months to materially impact its results of operations and financial position.

The Company conducts business globally and, as a result, files numerous consolidated and separate income tax returns in the U.S. federal, various state and foreign jurisdictions. Because the Company used some of the tax attributes carried forward from previous years to tax years that are still open, statutes of limitation remain open for all tax years to the extent of the attributes carried forward into tax year 2002 for federal and California tax purposes.  The state of New York is currently conducting an audit of the Company’s prior income tax returns. The Company is not subject to income tax examinations in any other of its major foreign subsidiaries’ jurisdictions.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Amount
Gross unrecognized tax benefits, January 1, 2013	$9,553
Increases in tax positions for current year	1,052
Increase in tax positions for prior years	—
Lapse in statute of limitations	(389)
Gross unrecognized tax benefits, December 31, 2013	10,216
Increases in tax positions for current year	809
Increases in tax positions for prior years	—
Lapse in statute of limitations	(597)
Gross unrecognized tax benefits, December 31, 2014	10,428
Increases in tax positions for current year	720
Increases in tax positions for prior years	162
Lapse in statute of limitations	(331)
Gross unrecognized tax benefits, December 31, 2015	$10,979

Undistributed earnings of the Company’s foreign subsidiaries of $5.6 million are considered to be indefinitely reinvested and accordingly, no provision for federal and state income taxes has been provided thereon. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable at this time.

Valuation allowance for deferred tax assets is summarized:

	Balance at Beginning of Period	Charged to Costs and Expenses	Balance assumed in acquisition	Deductions/ Write-offs of Accounts	Balance at End of Period
Valuation allowance for deferred tax assets
2015	$5,433	$557	$215	$—	$6,205
2014	5,087	346	—	—	5,433
2013	4,708	379	—	—	5,087